Share-Based Compensation - Restricted share units ("RSUs") (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numbers of RSUs
Vested and expected to vest at ending	10,191,721
Weighted-Average Grant Date Fair Value Per Share
Vested and expect to vest	¥ 16.07
Compensation expenses to options granted	¥ 234,624	¥ 105,219	¥ 54,283
Share-based compensation expenses related to share options without IPO condition	228,312	¥ 104,750	¥ 54,283
Unrecognized share-based compensation expense	¥ 291,247
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period	2 years 4 months 6 days
Restricted share units ("RSUs")
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of awards granted	189,012
Numbers of RSUs
Number of awards granted	189,012
Exercised	35,691
Outstanding at the end	153,321
Vested and expected to vest at ending	153,321
Weighted-Average Grant Date Fair Value Per Share
Granted (in dollars per share)	¥ 76.52
Outstanding at the end (in dollars per share)	76.06
Vested and expect to vest	¥ 76.06
Total intrinsic value of share units exercised	¥ 2,252
Compensation expenses to options granted	5,646
Unrecognized share-based compensation expense	¥ 8,816
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period	2 years 5 months 19 days
Restricted share units ("RSUs") | On 55,775 restricted share awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of awards granted	54,775
Vesting percentage	50.00%
Numbers of RSUs
Number of awards granted	54,775
Restricted share units ("RSUs") | On 55,775 restricted share awards | Vested at the latter of the first anniversary
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage	50.00%
Restricted share units ("RSUs") | On 55,775 restricted share awards | Remaining vested at each of the 12 months from the First Vesting Date
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage	50.00%
Restricted share units ("RSUs") | On 120,143 restricted share awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of awards granted	120,143
Vesting percentage	25.00%
Numbers of RSUs
Number of awards granted	120,143
Restricted share units ("RSUs") | On 14,094 restricted share awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of awards granted	14,094
Vesting percentage	0.125%
Numbers of RSUs
Number of awards granted	14,094